Reserve and Distribution of Profit (Details Narrative) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Insurance [Abstract]
Annual tax profits	10.00%
Statutory reserve percentage	50.00%
General reserve	$ 13,800,000	$ 13,800,000